SUBSEQUENT EVENT	12 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENT

16.    SUBSEQUENT EVENT

On September 9, 2015, the Boards of Directors of Putnam Bancorp, MHC, the Company and the Bank adopted a Plan of Conversion (the “Plan”). Pursuant to the Plan, Putnam Bancorp, MHC will convert from the mutual holding company form of organization to the fully public form. Putnam Bancorp, MHC will be merged into the Company, and Putnam Bancorp, MHC will no longer exist. The Company will then merge into a new Maryland corporation named PB Bancorp, Inc. As part of the conversion, Putnam Bancorp, MHC’s ownership interest in the Company will be offered for sale in a public offering. The existing publicly held shares of the Company, which represent the remaining ownership interest in the Company, will be exchanged for new shares of common stock of PB Bancorp, Inc., the new Maryland corporation. The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of the Bank in an amount equal to Putnam Bancorp, MHC’s ownership interest in the equity of the Company as of the date of the latest balance sheet contained in the prospectus plus the value of the net assets of Putnam Bancorp, MHC as of the date of the latest statement of financial condition of Putnam Bancorp, MHC prior to the consummation of the conversion (excluding its ownership of the Company). The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering.